Fee and commission income (Details) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collection and payment services:
Bills	882,398	961,360	1,040,113
Demand accounts	R$ 2,821,608	R$ 2,965,171	R$ 2,940,423
Cards (Credit and Debit) and Acquiring Services	7,396,239	6,663,921	6,528,718
Checks and other	79,829	87,459	98,884
Orders	1,129,938	1,095,150	905,907
Total	12,310,012	11,773,061	11,514,045
Marketing of non-Banking financial products:
Investment funds	628,939	573,929	510,695
Insurance and brokerage commissions	4,540,439	4,183,116	3,646,974
Capitalization plans	996,108	622,573	712,660
Total	6,165,486	5,379,618	4,870,329
Securities services:
Securities underwriting and placement	1,156,528	1,077,297	1,167,677
Securities trading	234,863	329,009	291,167
Administration and custody	1,214,251	984,656	898,058
Asset management	1,899	418	1,645
Total	2,607,541	2,391,380	2,358,547
Other:
Foreign exchange	1,896,397	1,835,203	1,856,492
Financial guarantees	911,072	884,711	757,770
Other fees and commissions	1,631,339	1,401,014	1,097,595
Total	4,438,808	4,120,928	3,711,857
Total	R$ 25,521,847	R$ 23,664,987	R$ 22,454,778